Northern Lights Fund Trust

Ascendant Balanced Fund

Ascendant Natural Resources Fund

Ascendant MultiCap Equity Fund

Incorporated herein by reference is the definitive version of the supplement for Ascendant Balanced Fund, Ascendant Natural Resources Fund and Ascendant MultiCap Equity Fund, filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 5, 2013 (SEC Accession No. 0000910472-13-000372).